Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities At Fair Value Through Profit Or Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 12,271,604	$ 9,737,977	₩ 12,088,980
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,193,210		2,939,584
Securities sold
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,102,537		2,826,885
Others
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	90,673		112,699
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	10,078,394		9,149,396
Derivative linked securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 10,078,394		₩ 9,149,396